GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents			$ 0
Net loss	$ 8,083	$ 10,959	29,740	$ 345,356
Working capital	104,912		44,444
Accumulated deficit	$ 647,375		$ 639,291	$ 609,551